Derivative warrant liabilities - Fair value measurements (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) Y $ / shares item	Jan. 25, 2024 USD ($) $ / shares Y item
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 11,349,497
Fair value loss	306,250
Public warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 875,000	$ 568,750
Fair value per warrant | $ / shares	$ 0.07
Private warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 26,608	$ 26,608
Fair value per warrant | $ / shares	$ 0.4668
Level 2
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 26,608
Share price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	1.14	4.79
Expected dividend yield | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | item	0	0
Exercise price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	11.50	11.50
Risk-free interest rate | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input	4.21	4.01
Expected life | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | Y	5.00	5.00
Expected volatility | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input	59.98	17.67